Unrecognized contractual commitments (telecom activities) - Purchase commitments (Details) € in Millions	Dec. 31, 2023 EUR (€)
Purchase Commitment, Handsets [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	€ 1,353
Purchase Commitment Co-financed and Leased Lines [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	255
Purchase Commitment, Transmission Capacity [Member ]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,397
Purchase Commitment, Satellite Transmission Capacity [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	327
Purchase commitment, agreement on use of FTTH network [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	819
Purchase Commitment, Other Goods And Services [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	3,918
Purchase Commitment, TowerCos Site Management [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	269
Purchase Commitment, Network Maintenance [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	191
Purchase Commitment, Submarine Cable Maintenance [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	212
Purchase Commitment, Broadcasting Rights [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	360
Purchase commitment, energy purchase commitments [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	927
Purchase commitment, Built-to-suit agreement commitments [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	413
Purchase commitment, commitments to partners in the field of sports [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	€ 82